Contingencies - Additional Information (Details) $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AUD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 AUD ($)
Disclosure Of Contingent Liabilities [Line Items]
Bank guarantee outstanding in respect of rental deposit	$ 38,000	$ 57	$ 38,000	$ 64
Bank guarantee outstanding in respect of credit card facility	100,000		0
Within One Year
Disclosure Of Contingent Liabilities [Line Items]
Amount payable	0		0
More Than One Year
Disclosure Of Contingent Liabilities [Line Items]
Amount payable	$ 1,224,000		$ 1,084,000